UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.3%
----------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                $ 2,000,000      $       60,000
----------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 1        437,665             100,663
----------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A,
Cl. C2, 9.342% Sub. Bonds, 8/13/10 1                                   3,821,897           3,516,145
                                                                                      --------------
Total Asset- Backed Securities (Cost $5,791,578)                                           3,676,808
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30
(Cost $1,151,643)                                                      1,200,000             910,956
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--82.6%
----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.8%
----------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.9%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                      2,600,000           2,301,000
----------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                      2,000,000           1,720,000
----------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                     3,743,000           3,106,690
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                500,000             285,000
----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                             480,000             367,200
----------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                   4,600,000           4,508,000
9% Sr. Nts., 7/1/15 3                                                  3,750,000           3,712,500
----------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub.
Nts., 11/1/13                                                            900,000             783,000
----------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                              1,900,000           1,942,750
----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                  2,900,000           2,755,000
10.25% Sr. Sec. Nts., Series B, 7/15/13                                2,400,000           2,634,000
----------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                 1,350,000           1,350,000
----------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                            1,800,000           1,399,500
8.25% Sr. Unsec. Nts., 8/1/10                                          1,000,000             855,000
                                                                                      --------------
                                                                                          27,719,640
----------------------------------------------------------------------------------------------------
AUTOMOBILES--2.0%
Ford Motor Co., 7.45% Bonds, 7/16/31                                   2,600,000           1,781,000
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                   5,850,000           5,136,218
5.80% Sr. Unsec. Nts., 1/12/09                                         1,100,000             960,210
7.25% Nts., 10/25/11                                                   1,000,000             864,833
7.375% Nts., 10/28/09                                                  3,900,000           3,461,613
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                    3,200,000           2,850,259
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                  4,200,000           3,759,941
6.875% Nts., 9/15/11                                                   2,850,000           2,602,007
7.25% Nts., 3/2/11                                                     1,100,000           1,012,106
8% Bonds, 11/1/31                                                      2,200,000           2,112,922
----------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                 1,200,000             798,000
----------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                              1,750,000           1,791,563
10.50% Sr. Sub. Nts., 1/1/16 3                                         1,780,000           1,842,300
                                                                                      --------------
                                                                                          28,972,972


1           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 3               $ 2,370,000      $    2,385,744
----------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                        3,000,000           3,120,000
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.7%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                     1,675,000           1,649,875
----------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                          1,900,000           2,021,125
----------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                        2,900,000           3,124,750
----------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                             2,920,000           2,817,800
----------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                     1,931,000           2,027,550
----------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                       1,400,000           1,473,500
----------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                   3,575,000           3,566,063
----------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13 1                     2,000,000           2,035,000
----------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                        4,150,000           4,067,000
9% Sr. Sub. Nts., 3/15/12                                              2,400,000           2,550,000
----------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 3             2,430,000           2,375,325
----------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                          1,041,000           1,145,100
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                          4,000,000           4,285,000
----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                        1,000,000           1,002,500
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                    5,350,000           5,751,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                     1,000,000           1,058,750
----------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                   1,250,000           1,234,375
6.375% Sr. Sub. Nts., 7/15/09                                          1,200,000           1,213,500
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                   1,750,000           1,771,875
8% Sr. Sub. Nts., 4/1/12                                               4,100,000           4,335,750
----------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                            2,250,000           2,334,375
----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                          4,500,000           4,860,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07 1                                 3,350,000           3,496,563
----------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                     1,245,000           1,229,438
6.875% Sr. Sub. Nts., 12/1/11                                          1,500,000           1,522,500
8.875% Sr. Sub. Nts., 3/15/10                                          2,200,000           2,321,000
----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts.,
3/15/12                                                                5,400,000           5,609,250
----------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                         3,900,000                  --
----------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                         2,300,000           2,254,000
9.625% Sr. Nts., 6/1/14                                                  896,000             875,840
9.75% Sr. Nts., 4/15/13                                                1,900,000           1,873,875
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts.,
5/1/12                                                                 5,150,000           5,703,625
----------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                     8,150,000           8,272,250
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                    1,230,000           1,263,825
----------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15 4           5,500,000           5,390,000
----------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts.,
4/1/10                                                                 2,700,000           3,040,875
----------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                       2,700,000           2,713,500


2           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14                                                              $ 7,900,000      $    7,722,250
                                                                                      --------------
                                                                                         109,989,254
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                       2,800,000           2,926,000
----------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                     400,000             422,864
9.75% Sr. Sub. Nts., 9/15/10                                             600,000             681,301
----------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                    2,500,000           2,480,290
8.875% Sr. Sub. Nts., 4/1/12                                           1,600,000           1,670,581
----------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                         1,550,000           1,654,118
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                    1,950,000           2,060,992
----------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                   1,275,000           1,166,625
----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                       1,165,000           1,205,775
----------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                1,300,000           1,278,875
9.25% Sr. Sub. Nts., 4/15/12                                           2,000,000           2,067,500
----------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                               1,500,000           1,588,125
----------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                    1,900,000           1,900,000
----------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                      2,500,000           2,593,750
                                                                                      --------------
                                                                                          23,696,796
----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                 1,130,000           1,138,475
----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                  1,700,000           1,836,000
                                                                                      --------------
                                                                                           2,974,475
----------------------------------------------------------------------------------------------------
MEDIA--10.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                       1,740,000             965,700
8.125% Sr. Nts., Series B, 7/15/03 2                                   2,870,000           1,635,900
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                 1,300,000             786,500
10.875% Sr. Unsec. Nts., 10/1/10 2                                     2,700,000           1,525,500
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                               1,500,000           1,515,000
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                        2,100,000           1,911,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                     2,909,000           2,876,274
----------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                   3,450,000           2,949,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                            450,000             412,875
----------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                 1,665,000           1,656,675
----------------------------------------------------------------------------------------------------
Cablevision Systems Corp., New York Group, 8% Sr. Unsec. Nts.,
Series B, 4/15/12                                                        300,000             282,000
----------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                    2,100,000           1,976,625
----------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11            700,000             717,500
----------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec.
Unsub. Nts., 5/15/14 3,5                                               4,300,000           2,408,000
----------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec.
Nts., 9/15/10                                                          1,000,000           1,000,000
----------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien,
4/30/14 3                                                             14,700,000          14,700,000


3           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                  $ 1,400,000      $    1,487,500
----------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5              4,800,000           3,576,000
----------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                 1,800,000           1,957,500
----------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                       1,900,000           1,814,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                        3,535,000           3,535,000
----------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                                  3,500,000           3,801,875
----------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                2,200,000           2,315,500
9.875% Sr. Sub. Nts., 8/15/13                                          3,613,000           4,028,495
----------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                                    1,100,000             880,000
8% Unsec. Nts., 11/15/13                                              14,600,000          14,965,000
----------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                        1,250,000           1,204,688
9.125% Sr. Nts., 1/15/09                                               4,991,000           5,234,311
----------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12              2,400,000           2,397,000
----------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
Sub. Nts., 3/1/14                                                      1,500,000           1,511,250
----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10               2,246,000           2,077,550
----------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                   1,750,000           1,876,875
----------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                   3,667,000           3,699,086
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                     1,000,000           1,042,500
----------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                     2,525,000           2,433,469
----------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13            1,350,000           1,474,875
----------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 5               1,900,000           1,220,750
----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                     1,475,000           1,373,594
----------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                                2,346,000           2,302,013
----------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                           4,600,000           4,266,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                   1,800,000           1,730,250
----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                   400,000             498,795
----------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
0%/12.25% Sr. Unsec. Sub. Disc. Nts., 1/15/09 5                        5,100,000           5,425,125
10.777% Sr. Sec. Nts., 1/15/13 3,6                                     3,585,000           3,464,006
----------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                   2,900,000           2,468,625
8.875% Sr. Unsec. Nts., 5/15/11                                        1,946,000           1,804,915
----------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                         5,600,000           5,187,000
----------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts.,
12/15/12 3                                                             3,100,000           3,510,750
----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11         1,950,000           2,067,000
----------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                2,500,000           2,675,000
----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                       8,650,000           8,952,750
8.75% Sr. Sub. Nts., 12/15/11                                          1,250,000           1,321,875
----------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                            2,950,000           3,071,688
10.875% Sr. Unsec. Nts., Series B, 6/15/09                             1,800,000           1,782,000


4           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
MEDIA CONTINUED
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5              $ 4,152,000      $    2,927,160
                                                                                      --------------
                                                                                         154,682,069
----------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                                                9,285,000           9,540,338
10.375% Sr. Sub. Nts., 10/15/15 3                                      3,640,000           3,717,350
----------------------------------------------------------------------------------------------------
Saks, Inc., 8.25% Sr. Unsec. Nts., 11/15/08                              740,000             773,300
                                                                                      --------------
                                                                                          14,030,988
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12               2,500,000           2,512,500
----------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts.,
1/15/14                                                                  950,000             852,625
----------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                           1,900,000           2,049,625
----------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14               3,200,000           3,000,000
----------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11             3,000,000           3,262,500
----------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B,
5/1/10                                                                 1,100,000           1,056,000
                                                                                      --------------
                                                                                          12,733,250
----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                5,540,000           5,941,650
----------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                2,150,000           2,160,750
8.804% Sr. Unsec. Unsub. Nts., 4/1/12 6                                2,970,000           3,007,125
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                  2,810,000           2,936,450
----------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                     1,250,000           1,279,688
----------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3                           1,735,000           1,678,613
----------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                  2,000,000           2,037,500
                                                                                      --------------
                                                                                          19,041,776
----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
----------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12              2,000,000           2,090,000
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14        3,100,000           2,852,000
----------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                           2,600,000           2,658,500
9.50% Sr. Sec. Nts., 2/15/11                                           1,600,000           1,696,000
                                                                                      --------------
                                                                                           7,206,500
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10            3,500,000           3,688,125
----------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                    1,070,000           1,048,600
8.625% Sr. Sub. Nts., 12/15/12                                         3,600,000           3,843,000
----------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Sub. Nts., 11/15/15 3                                      1,910,000           2,000,725
10.75% Sr. Nts., 3/1/10                                                5,025,000           5,489,813
----------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                2,291,000           2,359,730
8.875% Sr. Unsec. Nts., 3/15/11                                          467,000             481,010
----------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11            1,500,000           1,477,500
----------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                2,400,000           2,544,000


5           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Swift & Co., 10.125% Sr. Nts., 10/1/09                               $ 2,500,000      $    2,593,750
----------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                   1,000,000           1,266,767
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                    1,000,000           1,828,020
                                                                                      --------------
                                                                                          28,621,040
----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12           2,650,000           2,623,500
----------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                               2,500,000           2,675,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                    1,300,000           1,368,250
                                                                                      --------------
                                                                                           6,666,750
----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14             1,200,000           1,218,000
----------------------------------------------------------------------------------------------------
ENERGY--8.3%
----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                           1,200,000           1,269,000
----------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10          2,400,000           2,550,000
----------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08           662,000             689,308
----------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                   1,500,000           1,588,125
----------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts.,
5/15/11 1                                                              2,000,000           2,105,000
----------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts.,
5/15/10                                                                2,800,000           2,856,000
                                                                                      --------------
                                                                                          11,057,433
----------------------------------------------------------------------------------------------------
OIL & GAS--7.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                       2,650,000           2,712,938
----------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 3                1,185,000           1,201,294
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                        1,700,000           1,708,500
6.875% Sr. Unsec. Nts., 1/15/16                                        2,120,000           2,183,600
----------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13             990,000             955,350
----------------------------------------------------------------------------------------------------
Compton Petroleum Corp., 7.625% Sr. Nts., 12/1/13 3                    1,675,000           1,721,063
----------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                        730,000             677,075
----------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                         4,846,000           5,015,610
----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                             1,800,000           1,840,500
----------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13          6,550,000           6,828,375
----------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                               2,800,000           2,919,000
----------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                  2,000,000           2,077,500
----------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                    1,500,000           1,537,500
----------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                              1,600,000           1,634,000
6.875% Sr. Nts., 12/15/13 3                                              180,000             182,475
----------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                    4,500,000           4,601,250
8.375% Sr. Sub. Nts., 8/15/12                                          2,800,000           3,010,000
----------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Nts., 9/15/15 3                                                      485,000             480,150
----------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13        2,500,000           2,612,500
----------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14          2,300,000           2,392,000
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                   2,400,000           2,676,418


6           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                        $ 1,355,000      $    1,334,675
7.375% Sr. Sub. Nts., 7/15/13                                          1,800,000           1,872,000
----------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                    6,800,000           7,010,154
8% Sr. Unsub. Nts., 3/1/32                                             4,000,000           4,406,052
8.875% Sr. Nts., 3/15/10                                               1,800,000           1,932,687
----------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                   1,080,000           1,028,700
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                   4,900,000           5,083,750
----------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                       2,395,000           2,466,850
----------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                        3,000,000           3,405,000
----------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                       10,750,000          11,564,968
----------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                                              1,805,000           1,823,050
6.625% Sr. Nts., 11/1/15 3                                             1,805,000           1,832,075
----------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                                        600,000             690,000
----------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                   2,300,000           2,340,250
----------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                    5,700,000           5,949,375
7.875% Nts., 9/1/21                                                      850,000             924,375
8.75% Unsec. Nts., 3/15/32                                             3,700,000           4,310,500
----------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1               800,000             816,000
                                                                                      --------------
                                                                                         107,757,559
----------------------------------------------------------------------------------------------------
FINANCIALS--3.6%
----------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                    4,950,000           5,346,000
----------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts.,
10/1/15 3                                                              1,800,000           1,521,000
----------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 1                                                    3,450,000           1,914,750
----------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                                               731,000             743,793
8% Sr. Nts., 6/15/11 3                                                 2,070,000           2,163,150
                                                                                      --------------
                                                                                          11,688,693
----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 1,6                2,808,552           2,597,911
----------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                 578,000             640,135
----------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities,
12/31/26 1                                                               750,000             819,375
----------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12              1,600,000           1,800,000
                                                                                      --------------
                                                                                           5,857,421
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                 1,000,000             795,000
----------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 5                   3,100,000           2,270,750
9.625% Sr. Sub. Nts., 6/15/14                                          3,933,000           4,395,128
----------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr.
Sub. Nts., 3/15/12                                                       779,000             832,556
----------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                    2,390,000           1,995,650


7           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                             $ 7,430,000      $    7,392,850
----------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                           650,000             638,625
9% Sr. Unsec. Nts., 5/1/10 6                                             775,000             782,750
                                                                                      --------------
                                                                                          19,103,309
----------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                     1,000,000           1,222,827
----------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                           1,750,000           1,802,500
----------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                 3,540,000           3,894,000
----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                  589,000             598,571
----------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                   1,120,000           1,122,800
----------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                        2,096,000           2,295,120
10.50% Sr. Unsec. Nts., 6/15/09                                        1,400,000           1,482,250
----------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15              2,970,000           2,984,850
                                                                                      --------------
                                                                                          14,180,091
----------------------------------------------------------------------------------------------------
HEALTH CARE--5.7%
----------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts.,
2/15/12                                                                1,100,000           1,122,000
----------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts.,
6/15/12 1                                                              2,500,000           2,637,500
----------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11                                                                1,700,000           1,768,000
                                                                                      --------------
                                                                                           5,527,500
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                   2,000,000           2,130,000
----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14               1,700,000           1,827,500
----------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                               2,800,000           2,740,500
----------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                        2,630,000           2,689,175
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                    2,430,000           2,472,525
----------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                           1,000,000             982,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                     2,200,000           2,345,750
----------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08           2,800,000           2,898,000
----------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                   1,100,000           1,163,250
----------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                         7,500,000           7,574,948
6.375% Nts., 1/15/15                                                   1,750,000           1,777,710
8.75% Sr. Nts., 9/1/10                                                 4,600,000           5,110,586
----------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                    4,850,000           4,947,000
8.375% Unsec. Nts., 10/1/11                                              700,000             715,750
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                   1,246,000           1,252,230
----------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12        2,900,000           2,813,000
----------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                   650,000             723,125
----------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                  2,650,000           3,040,875
----------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                             45,000              45,731


8           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
6.875% Sr. Sub. Nts., 12/15/15                                       $   280,000      $      285,600
----------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub.
Nts., 6/1/09                                                           2,142,000           2,297,295
----------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts.,
7/15/15                                                                1,245,000           1,291,688
----------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13              1,500,000           1,680,000
----------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12            2,200,000           2,321,000
----------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15              3,230,000           3,125,025
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                               3,260,000           2,991,050
7.375% Nts., 2/1/13                                                      146,000             135,415
9.875% Sr. Nts., 7/1/14                                                5,350,000           5,443,625
----------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                      1,700,000           1,712,750
----------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                            1,700,000           1,827,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                   1,300,000           1,449,500
----------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 5                                                              1,800,000           1,323,000
                                                                                      --------------
                                                                                          73,133,603
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts.,
12/15/11 1                                                             2,800,000           2,765,000
----------------------------------------------------------------------------------------------------
INDUSTRIALS--6.4%
----------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts.,
5/15/11 1                                                              2,400,000           2,532,000
----------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                              1,700,000           1,708,500
8.50% Sr. Unsec. Nts., 10/1/10                                         1,100,000           1,179,750
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                      846,000             892,530
----------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                          2,367,000           2,307,825
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                   1,050,000           1,044,750
6.375% Sr. Sub. Nts., 10/15/15 3                                       2,730,000           2,736,825
7.625% Sr. Sub. Nts., 6/15/12                                          1,250,000           1,321,875
----------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                        2,600,000           2,749,500
----------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                               1,784,000           1,940,100
11% Sr. Sub. Nts., 2/15/13                                             1,493,000           1,683,358
                                                                                      --------------
                                                                                          20,097,013
----------------------------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp., 9% Debs., 8/1/12                                            2,000,000           1,745,000
----------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2                      6,825,000             307,125
                                                                                      --------------
                                                                                           2,052,125
----------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12               2,000,000           1,940,000
----------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts.,
12/15/12 3                                                               600,000             561,000
----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                     1,789,000           1,909,758
----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                     2,000,000           1,940,000
                                                                                      --------------
                                                                                           6,350,758
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                1,360,000           1,380,400
7.375% Sr. Sec. Nts., Series B, 4/15/14                                5,050,000           4,936,375


9           |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
8.875% Sr. Nts., Series B, 4/1/08                                    $ 3,200,000      $    3,392,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                 1,100,000           1,196,250
----------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,2                                                           1,500,000                  --
----------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                            3,500,000           3,395,000
----------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1            1,080,000           1,081,350
----------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                    2,750,000           2,736,250
7.50% Sr. Nts., 5/1/11                                                 1,350,000           1,404,000
----------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                            2,750,000           2,983,750
                                                                                      --------------
                                                                                          22,505,375
----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                         2,150,000           2,203,750
----------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09               1,100,000             836,000
----------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10 1                        2,000,000           2,130,000
----------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                           1,000,000           1,061,250
                                                                                      --------------
                                                                                           6,231,000
----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                 900,000             815,625
----------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                        1,600,000           1,552,000
----------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                 2,020,000           2,070,500
----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                 600,000             619,500
10.50% Sr. Sub. Nts., 8/1/12                                           2,174,000           2,424,010
----------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                   3,600,000           3,096,000
----------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                  1,600,000           1,532,000
----------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                1,900,000           2,033,000
----------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                      2,550,000           2,524,500
----------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 1                        2,000,000           1,560,000
                                                                                      --------------
                                                                                          17,411,510
----------------------------------------------------------------------------------------------------
MARINE--0.1%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 1,2                                                        726,000             824,010
----------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                3,500,000              19,600
                                                                                      --------------
                                                                                             843,610
----------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09        2,800,000           2,905,000
----------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                              275,000             253,000
7.50% Sr. Unsec. Nts., 11/1/13                                         2,783,000           2,685,595
9.625% Sr. Nts., 12/1/12                                               1,800,000           1,964,250
                                                                                      --------------
                                                                                           7,807,845
----------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                        7,200,000           6,768,000
----------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                    1,339,000           1,415,993


10          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.1%
----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29               $ 8,500,000      $    7,331,250
----------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 2                                                              3,315,000              33,150
                                                                                      --------------
                                                                                           7,364,400
----------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                  1,700,000           1,793,500
----------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14          6,450,000           6,393,563
----------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts.,
8/1/14                                                                 2,175,000           2,207,625
----------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                      2,500,000           2,390,625
----------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts.,
12/15/13                                                               4,100,000           3,649,000
                                                                                      --------------
                                                                                          14,640,813
----------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,
12/15/09 1,2 [EUR]                                                     3,386,201              10,022
----------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 1,2                                                            1,521,315                  --
----------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                3,250,000                  --
                                                                                      --------------
                                                                                              10,022
----------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub.
Nts., Series B, 2/15/13                                                2,655,000           2,774,475
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13               1,600,000           1,676,000
----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                      4,650,000           4,836,000
10.25% Sr. Sub. Nts., 8/15/15 3                                        3,340,000           3,356,700
                                                                                      --------------
                                                                                          12,643,175
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12           5,950,000           6,039,250
----------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08            2,439,000           2,378,025
                                                                                      --------------
                                                                                           8,417,275
----------------------------------------------------------------------------------------------------
MATERIALS--11.4%
----------------------------------------------------------------------------------------------------
CHEMICALS--3.8%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1           2,000,000           1,600,000
----------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                1,800,000           2,063,250
----------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                          146,000             159,140
10.625% Sr. Unsec. Nts., 5/1/11                                        4,000,000           4,420,000
----------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                   5,085,000           5,275,688
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                               246,000             302,341
----------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                                         4,500,000           4,365,000
9.875% Sr. Nts., 3/1/09                                                6,400,000           6,784,000
----------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 6                                      1,325,000           1,507,188
11.625% Sr. Unsec. Nts., 10/15/10                                         95,000             108,656
----------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                          146,000             168,448
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                115,000             127,938


11          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Innophos, Inc., 9.625% Sr. Sub. Nts., 8/15/14 3,6                    $ 3,000,000      $    3,037,500
----------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                  3,500,000           3,745,000
----------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                    1,800,000           1,899,000
----------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts.,
11/15/14 5                                                             1,300,000             858,000
----------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08 1                                               86,000              90,515
9.50% Sr. Sec. Nts., 12/15/08 1                                          412,000             434,145
9.625% Sr. Sec. Nts., Series A, 5/1/07                                 2,050,000           2,149,938
10.50% Sr. Sec. Nts., 6/1/13                                           1,150,000           1,312,438
11.125% Sr. Sec. Nts., 7/15/12                                         1,000,000           1,123,750
----------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08          2,640,000           2,861,100
----------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                             1,550,000           1,588,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                  1,200,000           1,275,000
----------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                              1,320,000           1,452,000
----------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                          1,000,000           1,001,250
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                    692,000             762,065
----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                736,615             710,833
----------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts.,
12/1/12 3                                                              2,385,000           2,444,625
----------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                         714,000             767,550
                                                                                      --------------
                                                                                          54,395,108
----------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                 1,845,000           1,162,350
----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.4%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 3                       1,920,000           1,996,800
----------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                          900,000             891,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                  1,200,000           1,176,000
----------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                3,100,000           3,123,250
9.50% Sr. Sub. Nts., 8/15/13                                           2,000,000           1,920,000
----------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                     600,000             555,000
8.25% Sr. Unsec. Nts., 10/1/12                                         4,237,000           4,088,705
----------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                         1,500,000           1,582,500
----------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                         2,800,000           2,814,000
----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                             900,000             943,875
8.25% Sr. Unsec. Nts., 5/15/13                                         1,346,000           1,396,475
8.75% Sr. Sec. Nts., 11/15/12                                          4,000,000           4,320,000
8.875% Sr. Sec. Nts., 2/15/09                                          4,700,000           4,929,125
----------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09 2                                        1,000,000             895,000
11.625% Sr. Sec. Nts., 6/15/09 2                                       1,485,737           1,582,310
----------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                             2,750,000           2,420,000
----------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                2,400,000           2,334,000
9.25% Sr. Unsec. Nts., 2/1/08                                          3,000,000           3,090,000
9.75% Sr. Unsec. Nts., 2/1/11                                          4,000,000           4,060,000


12          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                   $   755,000      $      826,725
----------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                     5,400,000           4,482,000
                                                                                      --------------
                                                                                          49,426,765
----------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                         4,546,000           4,125,495
7.875% Sr. Unsec. Nts., 2/15/09                                        1,300,000           1,241,500
----------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                   3,200,000           3,168,000
----------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 1                1,430,000           1,440,725
----------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                  1,900,000           2,085,250
----------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 1,2                                                               433,000                  --
----------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                      850,000             935,000
----------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                          3,830,000           4,356,625
----------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                  2,500,000           2,687,500
----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 2                                                             3,000,000           3,045,000
----------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                 2,550,000           2,779,500
----------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                        850,000             905,250
----------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3,6                             4,940,000           4,631,250
----------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                        3,550,000           3,816,250
----------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                          1,500,000           1,586,250
----------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                1,430,000           1,562,275
10.75% Sr. Nts., 8/1/08                                                1,299,000           1,441,890
                                                                                      --------------
                                                                                          39,807,760
----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                         1,250,000           1,271,875
----------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                        2,200,000           2,150,500
----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                    1,000,000           1,005,000
----------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                        3,000,000           2,752,500
8.125% Sr. Unsec. Nts., 5/15/11                                        1,800,000           1,811,250
----------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,2           4,700,000           2,467,500
----------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                      824,750             903,186
----------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                    1,190,000           1,008,525
----------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                1,500,000           1,320,000
----------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                2,500,000           1,350,000
8.50% Sr. Unsec. Nts., 2/1/11                                            189,000             105,840
----------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 3,7              2,010,746           2,161,552
                                                                                      --------------
                                                                                          18,307,728
----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.9%
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 3                      5,090,000           5,166,350
----------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,2 [EUR]                         2,000,000             159,826
----------------------------------------------------------------------------------------------------
MCI, Inc., 7.688% Sr. Unsec. Nts., 5/1/09 6                            3,700,000           3,829,500
----------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                            2,730,000           2,873,325
----------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 5    1,250,000             881,250


13          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2               $ 4,000,000      $      140,000
----------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                      1,800,000           1,831,500
7.90% Unsec. Nts., 8/15/10                                             5,471,000           5,689,840
----------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.:
3.50% Cv. Sr. Unsec. Bonds, 11/15/25                                   1,610,000           1,873,638
7.25% Sr. Unsec. Sub. Nts., 2/15/11 6                                  1,100,000           1,127,500
----------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 6                      6,900,000           7,814,250
----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                           2,250,000                  --
----------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                3,875,000           4,107,500
----------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11        3,050,000           3,210,125
----------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                          1,120,000           1,176,000
----------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2             4,500,000              67,500
                                                                                      --------------
                                                                                          39,948,104
----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                2,050,000           2,226,813
11% Sr. Unsec. Nts., 7/31/10                                             146,000             165,345
12.50% Sr. Unsec. Nts., 2/1/11                                         2,000,000           2,170,000
----------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                2,570,000           2,801,300
----------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                           4,600,000           4,830,000
----------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8      4,900,000           3,858,750
----------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 6                                      5,724,000           6,342,953
9.75% Sr. Nts., 11/15/31 6,9                                           2,200,000           2,771,668
----------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2         4,749,000                  --
----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                       5,450,000           5,954,125
----------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11           1,480,000           1,578,050
----------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.40% Sr. Nts., 10/15/12 3,6                                             730,000             730,000
8.875% Sr. Nts., 10/1/13                                               1,697,000           1,701,243
----------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.90% Sr. Sec. Nts., 1/15/12 6                       710,000             740,175
----------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 10/15/15 7                        572,000             692,120
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15        16,620,000          17,553,080
----------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                         2,150,000           2,308,563
----------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                               3,800,000           3,828,500
7.50% Sec. Nts., 3/15/15                                               2,450,000           2,658,250
8% Sr. Sub. Nts., 12/15/12                                               850,000             904,188
----------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                           3,096,000           3,142,440
9.875% Sr. Nts., 2/1/10                                                7,900,000           8,374,000
----------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12        2,045,000           2,280,175
----------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 5                                             3,950,000           3,683,375
----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                        3,211,000           3,002,285


14          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                     $ 2,200,000      $    2,447,500
----------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                           1,500,000           1,695,000
                                                                                      --------------
                                                                                          88,439,898
----------------------------------------------------------------------------------------------------
UTILITIES--4.2%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3,9                      3,200,000           3,500,000
----------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Nts., 7/15/07 2,3                              2,295,170           1,876,301
----------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                1,146,000           1,186,110
7.75% Sr. Nts., 8/1/10                                                 1,300,000           1,369,875
----------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                 1,749,600           1,748,041
6.125% Nts., 3/25/19 3                                                   954,422             935,959
----------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                    7,800,000           8,628,750
----------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11          1,200,000           1,524,000
----------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                        3,000,000           3,097,500
----------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                      1,400,000           1,498,000
----------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                           2,578,000           2,887,360
----------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                           2,296,000           2,307,480
9.50% Sr. Sec. Nts., 7/15/13                                           2,200,000           2,216,500
----------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 3                    2,379,000           2,379,000
----------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                           1,624,000           1,766,100
                                                                                      --------------
                                                                                          36,920,976
----------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Mirant North America LLC, 7.375% Sr. Nts., 12/31/13 3                    955,000             970,519
----------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                           1,000,000           1,021,265
----------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                             3,204,094           3,540,524
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                             1,500,000           1,695,000
----------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                  1,813,000           1,794,870
8.75% Sr. Nts., 2/15/12                                                1,002,000           1,087,170
10.125% Sr. Sec. Nts., 7/15/13 3                                       7,450,000           8,455,750
----------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12 2                                                    2,573,574           2,761,766
----------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                      1,630,000           1,641,214
                                                                                      --------------
                                                                                          20,976,294
                                                                                      --------------
Total Corporate Bonds and Notes (Cost $1,193,544,654)                                  1,185,987,496


                                                                          SHARES
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
----------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                137,443                  --


15          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3               2,657      $      454,347
----------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 1,10                                                                721                  72
----------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,10                                                             15,000              18,750
----------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                     3,727                  --
----------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 1,10                      4,711             882,135
----------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 1,10                                 13,033                 521
----------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7                                   639           5,560,898
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,10                                   --                 513
----------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 1,10                                 160                 336
----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 7                     855             985,388
----------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1          26,250           3,786,563
                                                                                      --------------
Total Preferred Stocks (Cost $17,964,033)                                                 11,689,523
----------------------------------------------------------------------------------------------------
COMMON STOCKS--3.6%
----------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                               8,440             304,515
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                         2,280             289,150
----------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                             35,000           1,060,150
----------------------------------------------------------------------------------------------------
Aon Corp.                                                                  7,810             280,770
----------------------------------------------------------------------------------------------------
Apache Corp.                                                               4,200             287,784
----------------------------------------------------------------------------------------------------
Apple Computer, Inc. 10                                                    3,940             283,247
----------------------------------------------------------------------------------------------------
Ashland, Inc.                                                              5,000             289,500
----------------------------------------------------------------------------------------------------
Avaya, Inc. 10                                                            25,420             271,231
----------------------------------------------------------------------------------------------------
Broadwing Corp. 10                                                         9,975              60,349
----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                         4,290             303,818
----------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                 3,850             331,870
----------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                     15,012                  --
----------------------------------------------------------------------------------------------------
Centex Corp.                                                               3,874             276,952
----------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                         34,200           1,449,054
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                   45,000           1,427,850
----------------------------------------------------------------------------------------------------
Chubb Corp.                                                                2,940             287,091
----------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                2,480             277,016
----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            1,339              64,982
----------------------------------------------------------------------------------------------------
CMS Energy Corp. 10                                                       20,000             290,200
----------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 10                                                   30,000             778,800
----------------------------------------------------------------------------------------------------
Compuware Corp. 10                                                        31,120             279,146
----------------------------------------------------------------------------------------------------
ConocoPhillips                                                             4,582             266,581
----------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                      132,227             129,582
----------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 10                                              4,830             275,117
----------------------------------------------------------------------------------------------------
Cummins, Inc.                                                              3,180             285,341
----------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                          7,830             279,766
----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                         4,590             287,059
----------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                    131,073             983,048
----------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                    45,000           1,971,900
----------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 10                                                14,290             298,089
----------------------------------------------------------------------------------------------------


16          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                        148      $       18,109
----------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                 499              58,767
----------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                       5,120             264,141
----------------------------------------------------------------------------------------------------
Edison International, Inc.                                                 6,270             273,435
----------------------------------------------------------------------------------------------------
El Paso Corp.                                                             25,000             304,000
----------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                            23,300           1,172,223
----------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                        3,800             278,806
----------------------------------------------------------------------------------------------------
Exelon Corp.                                                              10,000             531,400
----------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                                                   3,260             273,188
----------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                         37,100           1,174,957
----------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,4,10                1,665                  --
----------------------------------------------------------------------------------------------------
Globix Corp. 10                                                           45,871              61,926
----------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 10                                       16,730             290,767
----------------------------------------------------------------------------------------------------
Halliburton Co.                                                            4,350             269,526
----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                              3,250             279,143
----------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                       10,000             317,200
----------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                        66,667                  --
----------------------------------------------------------------------------------------------------
Huntsman Corp. 1,10                                                       54,796             896,408
----------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                 79,703             498,941
----------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                             23,291           1,123,791
----------------------------------------------------------------------------------------------------
KB Home                                                                    4,020             292,093
----------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                      13,600             515,168
----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                             2,250             288,383
----------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                        4,850             295,947
----------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                            30,285             681,413
----------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                         30,285             642,042
----------------------------------------------------------------------------------------------------
Loews Corp.                                                                2,930             277,911
----------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                      35,710           1,008,808
----------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                   10,350             284,315
----------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                         80,836           2,542,292
----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                  6,325             317,642
----------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                         4,703             286,742
----------------------------------------------------------------------------------------------------
MCI, Inc.                                                                 20,367             401,841
----------------------------------------------------------------------------------------------------
Motorola, Inc.                                                            12,120             273,791
----------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                              10,140             263,437
----------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                            7,810             292,094
----------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                     6,480             290,498
----------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                      15,000             501,000
----------------------------------------------------------------------------------------------------
Novell, Inc. 10                                                           33,890             299,249
----------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                              92,374           6,288,822
----------------------------------------------------------------------------------------------------
Nucor Corp.                                                                4,200             280,224
----------------------------------------------------------------------------------------------------
NVIDIA Corp. 10                                                            7,820             285,899
----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                 3,490             278,781
----------------------------------------------------------------------------------------------------
Office Depot, Inc. 10                                                      9,540             299,556
----------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                 10,765             138,223
----------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                         2,050             294,934
----------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                                     27,620             827,771
----------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                             16,249             389,814
----------------------------------------------------------------------------------------------------


17          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,11                                                   323,326      $        3,233
----------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                                               288,828                  --
----------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                 3,720             272,267
----------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                          6,730             264,893
----------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                  4,950             288,239
----------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                           7,630             271,933
----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                                              5,982              74,775
----------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 10                                                 50,000             209,500
----------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                               3,450             270,411
----------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                        50,000           1,045,000
----------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                         50,000             859,000
----------------------------------------------------------------------------------------------------
Telewest Global, Inc. 10                                                 142,064           3,383,964
----------------------------------------------------------------------------------------------------
Telus Corp.                                                                2,159              86,921
----------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                                 50,000              50,000
----------------------------------------------------------------------------------------------------
United States Steel Corp.                                                  5,940             285,536
----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                       12,770             290,518
----------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                         37,700           1,183,403
----------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                        5,620             289,992
----------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                                        14,411                 468
----------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                         395,470             622,573
----------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                 70,000           1,621,900
----------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                       8,794                 176
----------------------------------------------------------------------------------------------------
XO Communications, Inc. 10                                                11,249              20,473
                                                                                      --------------
Total Common Stocks (Cost $54,032,593)                                                    51,990,551


                                                                           Units
----------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
----------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,10                                4,900           1,875,546
----------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 10                                     2,000                   1
----------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                     3,300                  --
----------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                          2,320                  --
----------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                    3,450                  --
----------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                  6,000                  --
----------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                         19,990                 300
Exp. 5/16/06 1,10                                                             30                  --
----------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                         3,600                  --
----------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                  1,390                  --
----------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                  2,565                  --
----------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 10                                     28,880                 170
----------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                       5,000                  --
----------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                              100,000              28,000
----------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,10                                   3,500                  35
----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 10                            9,711                 971
----------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 10                      22,501               3,375
----------------------------------------------------------------------------------------------------


18          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           UNITS               VALUE
----------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 10                      16,876      $        1,688
----------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 10                      16,876               1,519
                                                                                      --------------
Total Rights, Warrants and Certificates (Cost $394,340)                                    1,911,605



                                                                       Principal
                                                                          Amount
----------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.9%
----------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 1,12                                    $ 1,933,333           1,894,667
Series 5-T3, 8.25%, 12/29/10 1,12                                     14,000,000          14,035,000
----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2005-1, 7.651%, 6/15/15 1,12                       11,502,299          11,988,616
                                                                                      --------------
Total Structured Notes (Cost $27,765,864)                                                 27,918,283
----------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.9%
----------------------------------------------------------------------------------------------------
Undivided interest of 9.05% in joint repurchase agreement
(Principal Amount/Value $1,414,200,000, with a maturity value of
$1,414,844,247) with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $128,075,319 on 1/3/06, collateralized by Federal
Home Loan Mortgage Corp., 5%, 1/1/35, with a value of $157,513,104 and Federal National Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of $1,301,420,187 (Cost $128,017,000)                   128,017,000         128,017,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,428,661,705)                           98.3%      1,412,102,222
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              1.7          23,912,226
                                                                     -------------------------------
NET ASSETS                                                                 100.0%     $1,436,014,448
                                                                     ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro
GBP         British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $86,130,621, which represents 6% of the Fund's net assets, of which $899,641 is considered restricted. See accompanying Notes to Quarterly Statement of Investments

2. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $156,675,947 or 10.91% of the Fund's net assets as of December 31, 2005.

4. Received as the result of issuer reorganization.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,565,488. See accompanying Notes to Quarterly Statement of Investments.

10. Non-income producing security.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $3,233. Transactions during the period in which the issuer was an affiliate are as follows:


19          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                             SHARES       GROSS        GROSS              SHARES
                 SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   DECEMBER 31, 2005
--------------------------------------------------------------------------------
Prandium, Inc.              323,326          --           --             323,326

                                                                        DIVIDEND
                                                       VALUE              INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                    $    3,233            $     --

12. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,432,755,897
Federal tax cost of other investments                178,799
                                              ---------------
Total federal tax cost                        $1,432,934,696
                                              ===============

Gross unrealized appreciation                 $   67,262,729
Gross unrealized depreciation                    (88,025,803)
                                              ---------------
Net unrealized depreciation                   $  (20,763,074)
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains Fund invests in structured notes whose market values, interest rates and/or redemption prices are and losses in the Statement of Operations in the annual and semiannual


20          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 1.9% of the Fund's net assets and resulted in unrealized cumulative gains of $152,419.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $19,469,910, representing 1.36% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and


21          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                             EXPIRATION  NUMBER OF     VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION              DATES  CONTRACTS   DECEMBER 31, 2005     (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                3/16/06        25    $       4,147,500     $     (145,750)
                                                                           ---------------

CONTRACTS TO SELL
Standard & Poor's 500 Index     3/16/06        13            4,078,100             36,351
                                                                           ---------------
                                                                           $     (109,399)
                                                                           ===============

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                     UNREALIZED
                                  ACQUISITION                   VALUATION AS OF    APPRECIATION
SECURITY                                DATES           COST  DECEMBER 31, 2005  (DEPRECIATION)
------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                1/4/01  $       6,660  $              --  $       (6,660)

Huntsman Corp.                        7/15/04        370,300            896,408         526,108

Prandium, Inc.                3/19/99-7/19/02      3,803,300              3,233      (3,800,067)
                                               -------------------------------------------------
                                               $   4,180,260  $         899,641  $   (3,280,619)
                                               =================================================


22          |          OPPENHEIMER CHAMPION INCOME FUND


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006